Floor Plan Loans Payable	12 Months Ended
Dec. 31, 2020
Floor Plan Loans Payable [Abstract]
Floor Plan Loans Payable

NOTE 12 — FLOOR PLAN LOANS PAYABLE

At December 31, 2020 and 2019, $0 and $10,581, respectively, of machinery and equipment inventory of Neese was pledged to secure a floor plan loan from a commercial lender. Neese must remit proceeds from the sale of the secured inventory to the floor plan lender and pays a finance charge that can vary monthly at the option of the lender. The balance of the floor plan payable was repaid in 2020.